SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		4 Months Ended	12 Months Ended
	May 25, 2016	May 19, 2016	May 04, 2016	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014	Oct. 30, 2016	Mar. 03, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares held by subsidiary				5,189
Treasury stock, shares				30,843
Increase in authorized ordinary shares						$ 1,026
Number of authorized ordinary shares				20,000,000		20,000,000
Follow-on Public Offering		$ 1,818,182	$ 50,000
Follow-on Public Offering per sahre price	$ 11.00	$ 11.00
Gross proceeds from public offering	$ 21,279	$ 20,000
Net proceeds from public offering	$ 1,721	$ 1,455
Shares issued	2,090,909	272,727
In-the-money options outstanding				624,437
In-the-money options exercisable				330,337
Compensation cost				$ 2,471	[1]	$ 1,409	[1]	$ 579
Issuance of shares upon exercise of warrants				310,985		22,921
Unrecognized balance of compensation expenses				$ 3,120
Weighted average period over which total unrecognized cost related to non-vested share based compensation expected to be recognized				1 year 1 month 17 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for plan				4 years
Share Option Plan 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of outstanding shares reserved before increment									1,250,000	750,000
Number of outstanding shares reserved									2,450,000	1,250,000
Number of shares available for future grants				1,172,400
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants exercised				508,149		185,989
Granted						$ 11.76
Weighted average fair values of options granted				$ 6.68		4.90		$ 2.70
Employee Stock Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted				11.29
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair values on grant date				$ 14.69		$ 10.60
Compensation cost				$ 1,331		$ 342
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants exercised				310,985
Employee Stock Option and Restricted Stock Units RSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for plan				3 years

[1]	Including $1,331 and $342 compensation cost related to RSUs for the year ended December 31, 2016 and 2015, respectively.